CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit (Loss) for the year	$ 224,435	$ 61,127	$ (232,950)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	2,121	(1,438)	(8,449)
Gain (Loss) on cash flow hedges	966		(6,770)
Income tax (expense) benefit relating to cash flow hedges	(483)		2,166
Other comprehensive profit (loss) for the year	2,604	(1,438)	(13,053)
Total comprehensive profit (loss) for the year	$ 227,039	$ 59,689	$ (246,003)